Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 1,707,758	$ 1,880,332	$ 2,328,569
Income from vessel operations	164,319	6,700	384,290
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(10,426)	(83,799)	(111,321)
Income from vessel operations	0	0	0
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	345	5,089	14,142
Income from vessel operations	(23,460)	(33,467)	(31,007)
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Revenues	451,659	303,566	340,513
Income from vessel operations	8,516	(290,425)	(96,496)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	261,736	209,394	231,435
Income from vessel operations	22,958	(256,758)	(48,310)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	5,065	32,967
Income from vessel operations	0	(13,390)	(15,967)
Teekay Parent | Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	189,923	89,107	76,111
Income from vessel operations	(14,442)	(20,277)	(32,219)
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	796,711	1,152,390
Income from vessel operations	0	147,060	230,853
Teekay Offshore | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues		796,711	1,152,390
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	510,762	432,676	396,444
Income from vessel operations	148,599	148,649	153,181
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	478,439	385,683	336,530
Income from vessel operations	169,918	188,676	174,600
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	32,323	46,993	59,914
Income from vessel operations	(21,319)	(40,027)	(21,419)
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	755,763	431,178	550,543
Income from vessel operations	$ 7,204	$ 1,416	$ 96,752